EMPLOYEE BENEFITS - Schedule of Share Options Exercised (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	146,966	145,630
Exercise price (in usd per share)	$ 30.19	$ 28.18
Exercise Price, 2014, 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	43,921	23,317
Exercise price (in usd per share)	$ 10.00	$ 10.00
Exercise Price, 2015, from 28.31 to 29.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	18,445	48,969
Exercise Price, 2015, from 28.31 to 29.34 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 28.31	$ 28.31
Exercise Price, 2015, from 28.31 to 29.34 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 29.34	$ 29.34
Exercise Price, 2016, 32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	46,100
Exercise price (in usd per share)	$ 32.36
Exercise Price, 2016, from 29.01 to 32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		46,344
Exercise Price, 2016, from 29.01 to 32.36 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)		$ 29.01
Exercise Price, 2016, from 29.01 to 32.36 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)		$ 32.36
Exercise Price, 2017, 36.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		7,500
Exercise price (in usd per share)		$ 36.30
Exercise Price, 2018, 46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	38,500
Exercise price (in usd per share)	$ 46.00
Exercise Price, 2018, from 44.97 to 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		17,500
Exercise Price, 2018, from 44.97 to 55.07 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)		$ 44.97
Exercise Price, 2018, from 44.97 to 55.07 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)		$ 55.07
Exercise Price, 2019, 52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		2,000
Exercise price (in usd per share)		$ 52.10